RELATED PARTY TRANSACTIONS, Promissory Note, Administrative Support Agreement and Related Party Loans (Details) - USD ($)				6 Months Ended
	Sep. 17, 2020	Sep. 14, 2020	Jul. 03, 2020	Dec. 31, 2020
Related Party Transactions [Abstract]
Repayment of debt to related party				$ 250,000
Sponsor [Member] | Promissory Note [Member]
Related Party Transactions [Abstract]
Repayment of debt to related party	$ 250,000
Sponsor [Member] | Promissory Note [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction			$ 250,000
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transactions [Abstract]
Related party expense				40,000
Sponsor [Member] | Administrative Support Agreement [Member] | Maximum [Member]
Related Party Transactions [Abstract]
Related party transaction		$ 10,000
Sponsor or an Affiliate of the Sponsor, or Certain of the Company's Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Transactions [Abstract]
Related party transaction				$ 1,500,000
Share price (in dollars per share)				$ 1.00
Promissory note, outstanding				$ 0